Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000244722 | Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244722 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244722 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000244726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244726 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244726 | Closed End Funds
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000244724 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244724 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244724 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244724 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244724 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244724 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244724 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244724 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244724 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244724 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244724 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244724 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244724 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000244723 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244723 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244723 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244723 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244723 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244723 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244723 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244723 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244723 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244723 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244723 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244723 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244723 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000244725 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244725 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244725 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244725 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244725 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244725 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244725 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000244725 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000215804 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000215804 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215804 | Canada
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000215804 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000215804 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000215804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000215804 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215804 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000215804 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000215804 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000215804 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000215804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000215804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000239618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000239618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000239618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000239618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000239618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000239618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000239618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000239618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000239618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000239618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000239618 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000044154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000044154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000044154 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000044154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000044154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000044154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000044154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000044154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000044154 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000044154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000044154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000044155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000044155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000044155 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000044155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000044155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000044155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000044155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000044155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000044155 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000044155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000044155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%